Transactions with Variable Interest Entities	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Transactions with Variable Interest Entities
Transactions with Variable Interest Entities

Note 13. Transactions with Variable Interest Entities

The Company has limited agency agreements with unaffiliated third-party lenders. The agreements govern the terms by which the Company refers customers to that lender, on a non-exclusive basis, for a possible extension of credit, processes loan applications, and commits to reimburse the lender for any loans or related fees that were not collected from such customers. As of March 31, 2019, and December 31, 2018, the outstanding amount of active consumer loans guaranteed by the Company, which represents the Company’s maximum exposure, was $33,854 and $34,144, respectively. The outstanding amount of consumer loans with unaffiliated third-party lenders consist of $20,504 and $33,841 in short-term and $13,350 and $303 in medium-term loans at March 31, 2019, and December 31, 2018, respectively. The accrual for third party lender losses related to these obligations totaled $5,854 and $4,513 as of March 31, 2019, and December 31, 2018, respectively. This obligation is recorded as a current liability on the Company’s consolidated balance sheet. The Company has determined that the lenders are Variable Interest Entities (“VIEs”) but that the Company is not the primary beneficiary of the VIEs. Therefore, the Company has not consolidated either lender.

Note 18. Transactions with Variable Interest Entities

The Company has limited agency agreements with unaffiliated third-party lenders. The agreements govern the terms by which the Company refers customers to that lender, on a non-exclusive basis, for a possible extension of credit, processes loan applications and commits to reimburse the lender for any loans or related fees that were not collected from such customers. As of December 31, 2018 and December 31, 2017, the outstanding amount of active consumer loans with unaffiliated third-party lenders guaranteed by the Company and the Predecessor, which represented the Company’s maximum exposure, was $34,144 and $36,967, respectively. The outstanding amount of consumer loans with unaffiliated third-party lenders consist of $33,841 and $35,801 in short-term and $303 and $1,166 in installment loans at December 31, 2018 and 2017, respectively. The accrual for third party lender losses related to these obligations totaled $4,513 and $4,818 as of December 31, 2018, and December 31, 2017, respectively. This obligation is recorded as a current liability on the Company and the Predecessor’s consolidated balance sheet. The Company has determined that the lenders are VIEs but that the Company is not the primary beneficiary of the VIEs. Therefore, the Company has not consolidated either lender.